Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Trading deposits [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	$ (592)	$ (246)	$ (416)	$ (141)
Total realized and unrealized gains (losses) included in income	(9)	12	(38)	17
Movements purchases/Issuances	(211)	(76)	(359)	(185)
Movements Sales/Settlements	8	1	16	1
Transfers into Level 3 of fair value hierarchy, liabilities	(1)		(10)	(10)
Transfers Out of Level 3	10	7	12	16
Fair value ending balance	(795)	(302)	(795)	(302)
Change in Unrealized gain (losses) on instruments still held	(4)	12	(28)	11
Derivative Financial Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(197)	(118)	(184)	(132)
Total realized and unrealized gains (losses) included in income	6	(8)	55	(15)
Movements purchases/Issuances			26
Movements Sales/Settlements	16	(23)	(43)	(49)
Transfers into Level 3 of fair value hierarchy, liabilities	(1)	2	(3)	3
Transfers Out of Level 3	(11)	(2)	(38)	44
Fair value ending balance	(187)	(149)	(187)	(149)
Change in Unrealized gain (losses) on instruments still held	33	(15)	36	16
Derivative Financial Liabilities [Member] | Interest Rate Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(169)	(96)	(156)	(88)
Total realized and unrealized gains (losses) included in income	14	(61)	(16)	(87)
Movements Sales/Settlements	13	(1)	30	(1)
Transfers Out of Level 3				18
Fair value ending balance	(142)	(158)	(142)	(158)
Change in Unrealized gain (losses) on instruments still held	34	(62)	28	(60)
Derivative Financial Liabilities [Member] | Foreign Exchange Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1	(1)	4	7
Total realized and unrealized gains (losses) included in income	(2)	1	(6)	(7)
Transfers into Level 3 of fair value hierarchy, liabilities	(1)		(1)
Transfers Out of Level 3	1		2
Fair value ending balance	(1)		(1)
Change in Unrealized gain (losses) on instruments still held	(1)		(1)	(1)
Derivative Financial Liabilities [Member] | Equity Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(27)	(93)	(59)	(82)
Total realized and unrealized gains (losses) included in income	2	49	45	10
Movements purchases/Issuances			26
Movements Sales/Settlements	(10)	1	(17)
Transfers into Level 3 of fair value hierarchy, liabilities		2	(2)	3
Transfers Out of Level 3	(12)	(2)	(40)	26
Fair value ending balance	(47)	(43)	(47)	(43)
Change in Unrealized gain (losses) on instruments still held	(1)	49	10	36
Derivative Financial Liabilities [Member] | Commodity contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(2)	72	27	31
Total realized and unrealized gains (losses) included in income	(8)	3	32	69
Movements purchases/Issuances			0
Movements Sales/Settlements	13	(23)	(56)	(48)
Fair value ending balance	3	52	3	52
Change in Unrealized gain (losses) on instruments still held	1	(2)	(1)	41
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(49)	(162)	(44)	(76)
Total realized and unrealized gains (losses) included in income	(166)	23	(96)	(154)
Movements purchases/Issuances	(202)	(92)	(389)	(267)
Movements Sales/Settlements	310	221	422	487
Fair value ending balance	(107)	(10)	(107)	(10)
Change in Unrealized gain (losses) on instruments still held	(167)	23	(95)	(154)
Obligations Related To Securities Sold Short [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance				(9)
Movements Sales/Settlements				9
Trading Loans Securities And Other [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	52	41	49	39
Total realized and unrealized gains (losses) included in income	2	1	4	1
Movements purchases/Issuances	26	1	88	30
Movements Sales/ Settlements	(37)	(35)	(101)	(73)
Transfer Into Level 3	54		89	11
Transfers Out of Level 3		(2)	(32)	(2)
Fair value ending balance	97	6	97	6
Change in Unrealized gain (losses) on instruments still held	(5)	(2)	(28)	(3)
Trading Loans Securities And Other [Member] | Government and government-related securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance		14		6
Total realized and unrealized gains (losses) included in income		1		1
Movements purchases/Issuances		1		3
Movements Sales/ Settlements		(8)		(13)
Transfer Into Level 3				11
Transfers Out of Level 3		(2)		(2)
Fair value ending balance		6		6
Change in Unrealized gain (losses) on instruments still held		(2)		(3)
Trading Loans Securities And Other [Member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	22	27	49	33
Total realized and unrealized gains (losses) included in income			6
Movements purchases/Issuances	26		49	27
Movements Sales/ Settlements	(13)	(27)	(72)	(60)
Transfer Into Level 3	54		89
Transfers Out of Level 3			(32)
Fair value ending balance	89		89
Change in Unrealized gain (losses) on instruments still held	(5)		(28)
Trading Loans Securities And Other [Member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	30
Total realized and unrealized gains (losses) included in income	2		(2)
Movements purchases/Issuances			39
Movements Sales/ Settlements	(24)		(29)
Fair value ending balance	8		8
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,001	861	845	763
Total realized and unrealized gains (losses) included in income	(52)	32	31	60
Total realized and unrealized gains (losses) included in OCI		(2)		(2)
Movements purchases/Issuances	37	44	158	166
Movements Sales/ Settlements	(3)	(24)	(51)	(72)
Transfers Out of Level 3				(4)
Fair value ending balance	983	911	983	911
Change in Unrealized gain (losses) on instruments still held	(20)	18	21	12
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,001	858	845	760
Total realized and unrealized gains (losses) included in income	(52)	32	31	60
Total realized and unrealized gains (losses) included in OCI		(2)		(2)
Movements purchases/Issuances	37	44	158	166
Movements Sales/ Settlements	(3)	(21)	(51)	(69)
Transfers Out of Level 3				(4)
Fair value ending balance	983	911	983	911
Change in Unrealized gain (losses) on instruments still held	(20)	18	21	12
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Loans 1 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance		3		3
Movements Sales/ Settlements		(3)		(3)
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	3,746	2,349	2,537	1,673
Total realized and unrealized gains (losses) included in OCI	(293)	23	(512)	52
Movements purchases/Issuances	3	3	2,117	640
Movements Sales/ Settlements	(1,148)	13	(1,834)	23
Fair value ending balance	2,308	2,388	2,308	2,388
Change in Unrealized gain (losses) on instruments still held	(6)	23	(8)	47
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	61	59	60	64
Total realized and unrealized gains (losses) included in OCI	2	(3)	(6)	(4)
Movements purchases/Issuances			21
Movements Sales/ Settlements	(4)	(3)	(16)	(7)
Fair value ending balance	59	53	59	53
Change in Unrealized gain (losses) on instruments still held		(1)		(1)
Financial assets at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	3,685	2,290	2,477	1,609
Total realized and unrealized gains (losses) included in OCI	(295)	26	(506)	56
Movements purchases/Issuances	3	3	2,096	640
Movements Sales/ Settlements	(1,144)	16	(1,818)	30
Fair value ending balance	2,249	2,335	2,249	2,335
Change in Unrealized gain (losses) on instruments still held	$ (6)	$ 24	$ (8)	$ 48